Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2016
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges
Dry-docking and Special Survey Costs
Balance, December 31, 2015	22,809
Additions	5,868
Amortization	(3,940)
Balance, June 30, 2016	24,737